Dividends (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Dividends Payable [Line Items]
Dividends to Parent without Commissioner approval		$ 221,900,000
Dividends	$ 80,000,000	$ 50,000,000	$ 50,000,000
Scenario, Forecast
Dividends Payable [Line Items]
Dividends to Parent without Commissioner approval				$ 212,700,000